Trade and other Receivables, Deposits and Prepayments - Narrative (Details) - HKD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Trade and other receivables [abstract]
Trade receivables period	30 days
Current interest receivable	$ 2,727,000	$ 814,000